Shareholder Fees - FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO	Mar. 01, 2025 USD ($)
FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO | Fidelity Series International Developed Markets Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none